Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

December 23, 2014
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:

On behalf of Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 29 (“PEA No. 29”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 29 is to reflect a change in the Underlying Index of the Guggenheim MSCI Emerging Markets Equal Weight ETF as well as related changes to the Fund’s investment objective and principal investment strategies.
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Sincerely,

/s/ Laura E. Flores
Laura E. Flores